Nature of business and summary of significant accounting policies (Details Narrative) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Mar. 08, 2024	Jul. 01, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment shares	Dec. 31, 2022 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-44
Minimum liquidity required			$ 3,000		$ 3,000
Net loss attributable to common stockholders			$ 2,830	$ 3,484	$ 22,770	$ 39,316
Maximum marketing spend ratio			30.00%		30.00%
Advertising expense			$ 1,100	$ 1,400	$ 6,800	12,200
Restricted cash						6,300
Allowance for credit losses					$ 100	$ 100
Stock repurchased, shares | shares					0	0
Amortization of other deferred charges						$ 2,095
Research and development expense					$ 100	500
Number of operating segments | Segment					1
Shipping and Handling [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost of revenue					$ 1,300	1,600
Money Market Funds [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash						$ 8,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-44
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock, number of shares issued in transaction | shares		181,818
Sale of stock, price per share | $ / shares		$ 5.00
Sale of stock, consideration received on transaction		$ 36,100
Payments of underwriting discounts and commissions		2,800
Payments of stock issuance costs		$ 1,100
Conversion of convertible securities | shares		107,555
Convertible preferred stock, shares issued upon conversion | shares		131,012
Measurement Input, EBITDA Multiple [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss attributable to common stockholders			$ 4,500		$ 4,500